Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2013
Entity Registrant Name	dei_EntityRegistrantName	STEWARD FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000092500
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 03, 2013
Prospectus Date	rr_ProspectusDate	Aug. 27, 2013
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEEKX
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEECX
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGIDX
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGISX
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTKX
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTCX
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEAKX
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEACX